UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                 ----------

   This Amendment (Check only one):  [   ] is a restatement
                                     [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Principled Capital Management, LLC
           ----------------------------------------------
Address:   666 Fifth Avenue, 37th Floor
           ----------------------------------------------
           New York,  NY 10103
           ----------------------------------------------

           ----------------------------------------------


Form 13F File Number:  028-10588
                       ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald Catenacci
           ----------------------------------------------
Title:     Managing Member
           ----------------------------------------------
Phone:     (212) 484-5030
           ----------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Gerald Catenacci              New York, NY            5/15/07
      -------------------------    ----------------------    --------------

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[   ]   13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[   ]   13F COMBINATION REPORT  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

        FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                                --------------

Form 13F Information Table Entry Total:         80
                                                --------------

Form 13F Information Table Value Total:        $497,109
                                                --------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

     No.              Form 13F File Number               Name



                                                  FORM 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
AGILENT TECHNOLOGIES INC       COM              00846U101     7,695    228,400  SH        SOLE                228,400      0      0
ABER DIAMOND CORP              COM              002893105       809     21,700  SH        SOLE                 21,700      0      0
ARCHER DANIELS MIDLAND CO      COM              039483102     3,145     85,700  SH        SOLE                 85,700      0      0
AETNA INC NEW                  COM              00817Y108     3,490     79,700  SH        SOLE                 79,700      0      0
AK STL HLDG CORP               COM              001547108     1,394     59,600  SH        SOLE                 59,600      0      0
ALCAN INC                      COM              013716105       694     13,300  SH        SOLE                 13,300      0      0
ALEXION PHARMACEUTICALS INC    COM              015351109     3,753     86,800  SH        SOLE                 86,800      0      0
ANNTAYLOR STORES CORP          COM              036115103     2,955     76,200  SH        SOLE                 76,200      0      0
ADAMS RESPIRATORY THERAPEUTI   COM              00635P107     2,771     82,400  SH        SOLE                 82,400      0      0
ADMINISTAFF INC                COM              007094105     5,826    165,500  SH        SOLE                165,500      0      0
ATMI INC                       COM              00207R101    21,698    709,794  SH        SOLE                709,794      0      0
BANK OF AMERICA CORPORATION    COM              060505104    16,148    316,500  SH        SOLE                316,500      0      0
BEACON ROOFING SUPPLY INC      COM              073685109     4,241    262,100  SH        SOLE                262,100      0      0
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     1,005     58,200  SH        SOLE                 58,200      0      0
COUNTRYWIDE FINANCIAL CORP     COM              222372104     2,035     60,500  SH        SOLE                 60,500      0      0
CHATTEM INC                    COM              162456107     4,969     84,300  SH        SOLE                 84,300      0      0
CLEVELAND CLIFFS INC           COM              185896107    30,546    477,202  SH        SOLE                477,202      0      0
CLEARWIRE CORP                 CL A             185385309       473     23,100  SH        SOLE                 23,100      0      0
CANADIAN NAT RES LTD           COM              136385101     3,946     71,500  SH        SOLE                 71,500      0      0
CAPITAL ONE FINL CORP          COM              14040H105     5,418     71,800  SH        SOLE                 71,800      0      0
CREDIT SUISSE GROUP            SPONSORED ADR    225401108    16,363    227,800  SH        SOLE                227,800      0      0
DADE BEHRING HLDGS INC         COM              23342J206    15,953    363,800  SH        SOLE                363,800      0      0
DAIMLERCHRYSLER AG             ORD              D1668R123     2,577     31,500  SH        SOLE                 31,500      0      0
E M C CORP MASS                COM              268648102     6,687    482,800  SH        SOLE                482,800      0      0
ENTEGRIS INC                   COM              29362U104    20,905  1,953,707  SH        SOLE              1,953,707      0      0
FIRST AMERN CORP CALIF         COM              318522307     2,500     49,300  SH        SOLE                 49,300      0      0
FEDERATED DEPT STORES INC DE   COM              31410H101     7,020    155,828  SH        SOLE                155,828      0      0
FIRST DATA CORP                COM              319963104    15,164    563,700  SH        SOLE                563,700      0      0
FEI CO                         COM              30241L109     1,125     31,200  SH        SOLE                 31,200      0      0
FORWARD AIR CORP               COM              349853101     1,335     40,600  SH        SOLE                 40,600      0      0
GOLDCORP INC NEW               COM              380956409     3,490    145,300  SH        SOLE                145,300      0      0
GAMESTOP CORP NEW              CL A             36467W109     2,938     90,200  SH        SOLE                 90,200      0      0
GEN-PROBE INC NEW              COM              36866T103     6,097    129,500  SH        SOLE                129,500      0      0
GOLDMAN SACHS GROUP INC        COM              38141G104     4,752     23,000  SH        SOLE                 23,000      0      0
HEALTHWAYS INC                 COM              422245100     2,057     44,000  SH        SOLE                 44,000      0      0
IAC INTERACTIVECORP            COM NEW          44919P300     3,673     97,392  SH        SOLE                 97,392      0      0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     6,939    420,300  SH        SOLE                420,300      0      0
IPSCO INC                      COM              462622101     5,479     41,700  SH        SOLE                 41,700      0      0
ITT CORP NEW                   COM              450911102    14,947    247,800  SH        SOLE                247,800      0      0
LCA-VISION INC                 COM PAR $.001    501803308     2,649     64,300  SH        SOLE                 64,300      0      0
LIGAND PHARMACEUTICALS INC     CL B             53220K207     1,149    114,000  SH        SOLE                114,000      0      0
LKQ CORP                       COM              501889208     1,355     62,000  SH        SOLE                 62,000      0      0
LSI INDS INC                   COM              50216C108       690     41,200  SH        SOLE                 41,200      0      0
MAGNA ENTMT CORP               CL A             559211107     2,407    661,148  SH        SOLE                661,148      0      0
MARKETAXESS HLDGS INC          COM              57060D108     5,873    350,844  SH        SOLE                350,844      0      0
METAL MGMT INC                 COM NEW          591097209     7,230    156,501  SH        SOLE                156,501      0      0
MERCK & CO INC                 COM              589331107    16,435    372,079  SH        SOLE                372,079      0      0
NOVA CHEMICALS CORP            COM              66977W109    17,480    564,600  SH        SOLE                564,600      0      0
NAUTILUS INC                   COM              63910B102     2,533    164,171  SH        SOLE                164,171      0      0
NRG ENERGY INC                 COM NEW          629377508    24,513    340,263  SH        SOLE                340,263      0      0
NUTRI SYS INC NEW              COM              67069D108     3,482     66,431  SH        SOLE                 66,431      0      0
NAVTEQ CORP                    COM              63936L100     4,654    134,900  SH        SOLE                134,900      0      0
OMNICARE INC                   COM              681904108    13,872    348,800  SH        SOLE                348,800      0      0
TURBOCHEF TECHNOLOGIES INC     COM NEW          900006206     1,769    116,200  SH        SOLE                116,200      0      0
PITNEY BOWES INC               COM              724479100     1,906     42,000  SH        SOLE                 42,000      0      0
PROGRESSIVE GAMING INTL CORP   COM              74332S102     3,445    765,500  SH        SOLE                765,500      0      0
POLYMEDICA CORP                COM              731738100       711     16,800  SH        SOLE                 16,800      0      0
POOL CORPORATION               COM              73278L105     2,341     65,400  SH        SOLE                 65,400      0      0
POTASH CORP SASK INC           COM              73755L107     5,636     35,242  SH        SOLE                 35,242      0      0
PENWEST PHARMACEUTICALS CO     COM              709754105     3,019    299,455  SH        SOLE                299,455      0      0
QLT INC                        COM              746927102     4,511    576,100  SH        SOLE                576,100      0      0
RELIANCE STEEL & ALUMINUM CO   COM              759509102       803     16,600  SH        SOLE                 16,600      0      0
SPRINT NEXTEL CORP             COM FON          852061100    15,584    821,961  SH        SOLE                821,961      0      0
SEPRACOR INC                   COM              817315104    15,945    341,947  SH        SOLE                341,947      0      0
SEARS HLDGS CORP               COM              812350106     3,747     20,800  SH        SOLE                 20,800      0      0
CONSTELLATION BRANDS INC       CL A             21036P108     5,695    268,900  SH        SOLE                268,900      0      0
SERVICEMASTER CO               COM              81760N109     1,936    125,800  SH        SOLE                125,800      0      0
TALX CORP                      COM              874918105     2,998     90,500  SH        SOLE                 90,500      0      0
THERMO FISHER SCIENTIFIC INC   COM              883556102     5,330    114,000  SH        SOLE                114,000      0      0
TEMPUR PEDIC INTL INC          COM              88023U101     4,728    181,900  SH        SOLE                181,900      0      0
TRIMBLE NAVIGATION LTD         COM              896239100    14,512    540,700  SH        SOLE                540,700      0      0
TELUS CORP                     NON-VTG SHS      87971M202     3,995     79,900  SH        SOLE                 79,900      0      0
TIME WARNER TELECOM INC        CL A             887319101     2,848    137,100  SH        SOLE                137,100      0      0
UBS AG                         SHS NEW          H89231338     5,135     86,400  SH        SOLE                 86,400      0      0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     4,862     90,400  SH        SOLE                 90,400      0      0
VISTEON CORP                   COM              92839U107     7,104    831,800  SH        SOLE                831,800      0      0
MEMC ELECTR MATLS INC          COM              552715104     6,326    104,428  SH        SOLE                104,428      0      0
WHIRLPOOL CORP                 COM              963320106     3,065     36,100  SH        SOLE                 36,100      0      0
WEYERHAEUSER CO                COM              962166104       948     12,684  SH        SOLE                 12,684      0      0
ZALE CORP NEW                  COM              988858106       876     33,200  SH        SOLE                 33,200      0      0
